Financial and other non-current assets - Minimum finance lease payments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	$ 191	$ 229
Unearned interest income	(10)	(16)
Present value	181	213
Provision	(57)	(65)
Net book value	124	148
Not later than one year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	51	64
Unearned interest income	(4)	(5)
Present value	47	59
Provision	(1)	(2)
Net book value	46	57
Between one and five years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	94	117
Unearned interest income	(5)	(9)
Present value	89	108
Provision	(23)	(28)
Net book value	66	80
Later than five years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	46	48
Unearned interest income	(1)	(2)
Present value	45	46
Provision	(33)	(35)
Net book value	$ 12	$ 11